ALLOWANCE FOR LOAN AND LEASE LOSSES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan and lease losses	$ 818,000	$ 1,715,000	$ (1,841,000)
FDIC loss sharing income	(1,563,000)	$ (2,487,000)	$ 365,000
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	100,000
Residential real estate | Non Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan relationships review threshold	$ 100,000